OPERATING INCOME	12 Months Ended
Dec. 31, 2023
OPERATING INCOME
OPERATING INCOME

NOTE 25. OPERATING INCOME

25.1. Interest and valuation on financial instruments

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
In millions of COP
Interest on debt instruments using the effective interest method(1)	1,029,377	588,792	311,488
Interest and valuation on financial instruments
Debt investments(2)	628,082	1,198,296	466,124
Repos	137,014	(84,410)	(56,555)
Spot transactions	(28,590)	77,433	27,348
Derivatives	(157,818)	171,381	33,637
Total valuation on financial instruments	578,688	1,362,700	470,554
Total Interest and valuation on financial instruments	1,608,065	1,951,492	782,042

(1)The increase is mainly presented in Bancolombia S.A., due to higher profits in the valuation of TDA (Títulos de Desarrollo Agropecuario).

(2) In 2023 the decrease is mainly presented in Bancolombia S.A., due to a lower volume and lower valuation in the portfolio of securities issued by foreign governments (United States Treasury Bonds), which are directly related to the variations in the exchange rate, offset by an increase in the valuation of fixed rate TES.

25.2.       Interest expenses

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
In millions of COP
Deposits(1)	13,323,516	6,141,680	2,814,505
Borrowing costs(1)	1,658,996	763,717	293,949
Debt instruments in issue	1,426,615	1,328,511	1,053,441
Lease liabilities(2)	113,815	111,349	111,556
Preferred shares	57,701	57,701	57,701
Overnight funds	30,540	11,375	3,870
Other interest (expense)	57,112	28,137	16,534
Total interest expenses	16,668,295	8,442,470	4,351,556

(1)The intervention rate issued by the Banco de la República de Colombia for the period of 2023 started at 12.00% and closed at 13.00%, for 2022 it started at 3.00% and closed at 12.00% and for 2021 it started at 1.75% and closed at 3.00%. This has an impact on the rates of deposits and financial obligations in addition, there was an increase of time deposits.

(2) See Note 7.2. Lessee.

Net interest income is defined as interest on loan portfolio and financial leasing operations, interest on debt instruments measured by the effective interest method and interest expense amounts to COP 19,601,869 COP 16,929,815 and COP 11,304,222 for the years ended in December 31, 2023, 2022 and 2021, respectively.

25.3.        Fees and commissions

The Bank has elected to present the income from contracts with customers as an element in a line named “Fees and commissions income” in the consolidated statement of income separated from the other income sources.

The information contained in this section about the fees and commission’s income presents information on the nature, amount, timing and uncertainty of the income from ordinary activities which arise from a contract with a customer under the regulatory framework of IFRS 15 Revenue from Ordinary activities from Contracts with Customers.

In the following table, the description of the main activities through which the Bank generates revenue from contracts with customers is presented:

Fees and Commissions	Description
Banking services

Banking Services are related to commissions from the use of digital physical channels or once the customer makes a transaction. The performance obligation is fulfilled once the payment is delivered to its beneficiary and the proof of receipt of the payment is sent, in that moment, the collection of the commission charged to the customer is generated, which is a fixed amount. The commitment is satisfied during the entire validity of the contract with the customer. The Bank acts as principal.

Credit and debit card fees

In debit card product contracts, it is identified that the price assigned to the services promised by the Bank to the customers is fixed. Given that no financing component exists, it is established on the basis of the national and international interbank rate. Additionally, the product charges to the customers commissions for handling fees, at a determined time and with a fixed rate.

For Credit Cards, the commissions are the handling fees and depend on the card franchise. The commitment is satisfied in so far that the customer has capacity available on the card.

Other revenue received by the (issuer) credit card product, is advance commission; this revenue is the charge generated each time the customer makes a national or international advance, at owned or non-owned ATMs, or through a physical branch. The exchange bank fee is a revenue for the Issuing Bank of the credit card for the services provided to the business for the transaction effected at the point of sale. The commission is accrued and collected immediately at the establishment and has a fixed amount.

In the credit cards product there is a customer loyalty program, in which points are awarded for each transaction made by the customer in a retail establishment. The program is administrated by a third party who assumes the inventory and claims risks, for which it acts as agent. The Bank, recognized it as a lower value of the revenue from the exchange bank fee.

The rights and obligations of each party in respect of the goods and services for transfer are clearly identified, the payment terms are explicit, and it is probable, that is, it takes into consideration the capacity of the customer and the intention of having to pay the consideration at termination to those entitled to change the transferred goods or services. The revenue is recognized at a point in time: the Bank satisfies the performance obligation when the “control” of the goods or services was transferred to the customers.

Deposits

Deposits are related to the services generated from the offices network of the Bank once a customer makes a transaction. The Bank generally commits to maintain active channels for the products that the customer has with the Bank, with the purpose of making payments and transfers, sending statements and making transactions in general. The commissions are deducted from the deposit account, and they are incurred at a point in time. The Bank acts as principal.

Electronic services and ATMs

Revenue received from electronic services and ATMs arises through the provision of services so that the customers may make required transactions, and which are enabled by the Bank. These include online and real-time payments by the customers of the Bank holding a checking or savings accounts, with a debit or credit card for the products and services that the customer offers. Each transaction has a single price, for a single service. The provision of collection services or other different services provided by the Bank, through electronic equipment, generates consideration chargeable to the customer established contractually by the Bank as a fee. The Bank acts as principal and the revenue is recognized at a point in time.

Brokerage

Brokerage is a group of services for the negotiation and administration of operations for purchasing fixed revenue securities, equities and operations with derivatives in its own name, but on the account of others. The performance obligations are fulfilled at a point in time when the commission agent in making its best effort can execute the business entrusted by the customer in the best conditions. The performance obligations are considered satisfied once the service stipulated in the contract is fulfilled, as consideration fixed, or variable payments are agreed, depending on the service. The Bank acts generally as principle and in some special cases as agent.

Remittance

Revenue for remittance is received as consideration for the commitment established by the Bank to pay remittances sent by the remitting companies to the beneficiaries of the same. The commitment is satisfied at a point in time to the extent that the remittance is paid to the beneficiary.

The price is fixed, but may vary in accordance to the transferred amount, due to the operation being dependent on the volume of operations generated and the transaction type. There is no component of financing, nor the right to receive consideration dependent on the occurrence or not of a future event.

Acceptances, Guarantees and Standby Letters of Credit

Banking Service from acceptances, guarantees and standby letters of credit which are not part of the portfolio of the Bank. There exist different performance obligations; the satisfaction of performance obligations occurs when the service is given to the customer. The consideration in these types of contracts may include fixed amounts, variable amounts, or both, and the Bank acts as principal. The revenue is recognized at a point in time.

Trust

Revenue related to Trust are received from the administration of the customer resources in the business of investment trusts, property trusts, management trusts, guarantee trusts, for the resources of the general social security system, Collective portfolios and Private Equity Funds (PEF). The commitments are established in contracts independently and in an explicit manner, and the services provided by the Bank are not inter-related between the contracts. The performance obligation corresponds to performing the best management in terms of the services to be provided in relation to trust characteristics, thus fixed and variable prices are established depending on the complexity of the business, similarly, revenues are recognized throughout or at a determined time. In all the established businesses it acts as principal.

Placement of Securities

Valores Bancolombia makes available its commercial strength for the deposit, reinvestment of resources through financial instruments to the issuing company. It receives a payment for deposits made. The commitment of the contract is satisfied to the extent that the resources requested by the issuer are obtained through the distribution desks of Valores Bancolombia. The collection is made monthly. It is established that Valores Bancolombia may undertake collection of these commissions at the end of the month through a collection account charged to the issuer, acting as principal.

Bancassurance

The bank receives a commission for collecting insurance premiums at a given time and for allowing the use of its network to sell insurance from different insurance companies over time. The Bank in these bancassurance contracts acts as agent (intermediary between the customer and the insurance company), since it is the insurance company which assumes the risks, and which handles the complaints and claims of the customers inherent in each insurance. Therefore, the insurance company acts as principal before the customer. The prices agreed in bancassurance are defined as a percentage on the value of the policy premiums. The payment shall be tied to the premiums collected, sold or taken for the case of employees’ insurance. The aforementioned then means that the price is variable, since, the revenue will depend on the quantity of policies or calculations made by the insurance companies.

Collections

The Bank acting as principal, commits to collect outstanding invoices receivable by the collecting customers through the different channels offered by the bank, send the information of the collections made and credit the money to the savings or checking account defined by the collecting customer. The commitment is satisfied at a point in time to the extent that the money is collected by the different channels, the information of the said collections is delivered appropriately, and the resources are credited in real-time to the account agreed with the customer. For the service, the Bank receives a fixed payment, which is received for each transaction once the contract is in effect.

Services

These are the maintenance services performed on the fleet owned by the customers, these services are performed on demand, and the value of the service cost is invoiced plus an intermediation margin. The collection is made by the amount of expense invoiced by the provider plus an intermediation percentage, which ranges between 5% and 10% depending on the customer.

The contract is written, is based on a framework contract which is held between the customers which contains the general terms of negotiation and the payment terms are generally 30 days after generating the invoice. The revenue is recognized when the service is provided. There is no financing nor sanctions for early cancellations.

To view the details of the balance, refer to line ‘Logistics services’ in Note 25.4 Other operational Income.

Gains on sale of assets

These are the revenue from the sale of assets, where the sale value is higher than the book value recorded in the accounts, the difference representing the gains. The recognition of the revenue is at a point in time once the sale is realized. The Bank acts as principal in this type of transaction and the transaction price is determined by the market value of the asset being sold.

To view the details of the balance, refer to line ‘Gain on sale of assets’ in Note 25.4 Other operational Income.

Investment Banking

Investment Banking offers to customer’s financial advisory services in the structuring of businesses in accordance with the needs of each one of them. The advisory services consist in realizing a financial structuring of a credit or bond in which the Investment Bank offers the elements so that the company decides the best option for structuring the instrument. In the financial advisory contract, a best efforts clause is included.

The promises given to the customers are established in the contracts independently and explicitly. The services provided by the Invesment Bank are not interrelated between the contracts, correspond to the independent advice agreed and do not include additional services in the commission agreed with the customer. The advisory services offered in each one of the contracts are identifiable separately from the other performance commitments that the Investment Bank may have with the customers. The Investment Bank does not have a standard contract for the provision of advisory services, given than each contract is tailored to the customer’s needs.

The transaction price is defined at the start of the contract and is assigned to each service provided independently. The price contains a fixed and a variable portion which is provided in the contracts. The variation depends on the placement amount for the case of a financial structuring contract and coordination of the issuance and conditions of the same. In these operations Banca de Inversion Bancolombia provides advice to the customers and the price shall depend at times on the success and amount of the operation. In the contracts subject to evaluation there are no incremental costs associated with the satisfaction of the commitments of the Bank with the customers provided for.

In the contracts signed with the customers, a penalty clause is established in case of a customer withdrawing from continuing with the provision of the services established in the commercial offer. The penalty shall be recognized in the financial statements once the Investment Bank is notified on the withdrawal under the concept of charges for early termination of the contract.

The Bank presents the information on revenue from contracts with customers in accordance with its operating segments defined earlier in Note 3. Operating Segments for each of the principal services offered.

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Bank’ segments see Note 3. Operating segments:

As of December 31, 2023

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial estabilshments	2,467,174	272,380	233,049	95,833	-	-	-	1,992	-	3,070,428
Bancassurance	924,280	72,705	77	-	104	29	126	-	-	997,321
Banking services	593,729	110,271	157,386	68,857	-	-	-	37,746	23,574	991,563
Payment and collections	950,167	15,236	-	-	-	-	-	-	-	965,403
Fiduciary Activities and Securities	-	20,233	6,399	851	361,632	-	74,377	54	-	463,546
Acceptances, Guarantees and Standby Letters of Credit	72,335	25,159	5,211	3,173	-	-	-	1,803	-	107,681
Investment banking	-	980	1,225	-	-	55,888	10,728	-	-	68,821
Brokerage	-	15,568	-	-	-	-	11,140	-	-	26,708
Others	244,414	398	76,221	54,486	229	-	7,614	5,633	412	389,407
Total revenue of contracts with customers	5,252,099	532,930	479,568	223,200	361,965	55,917	103,985	47,228	23,986	7,080,878

As of December 31, 2022

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial estabilshments	2,248,727	232,637	216,977	79,551	-	-	-	1,868	-	2,779,760
Bancassurance	814,653	57,858	97	-	29	8	32	-	-	872,677
Banking services	481,103	91,938	142,047	78,264	-	-	-	31,277	12,732	837,361
Payment and collections	851,983	13,975	-	-	-	-	-	-	-	865,958
Fiduciary Activities and Securities	-	18,975	6,522	803	318,840	-	78,509	53	-	423,702
Acceptances, Guarantees and Standby Letters of Credit	58,293	18,382	10,081	3,774	-	-	-	828	-	91,358
Investment banking	-	550	1,482	-	-	86,224	15,667	-	-	103,923
Brokerage	-	11,888	-	-	-	-	15,960	-	-	27,848
Others	229,804	380	66,971	56,162	-	-	1,198	7,995	5,429	367,939
Total revenue of contracts with customers	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526

As of December 31, 2021

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions income
Credit and debit card fees and commercial estabilshments	1,830,128	174,226	168,273	61,831	-	-	-	1,663	-	2,236,121
Bancassurance	636,632	49,730	129	-	40	10	51	-	-	686,592
Banking services	414,870	69,379	118,532	56,548	-	-	-	22,902	-	682,231
Payment and collections	723,297	10,064	-	-	-	-	-	-	-	733,361
Fiduciary Activities and Securities	-	17,420	6,567	704	347,838	-	90,548	46	-	463,123
Acceptances, Guarantees and Standby Letters of Credit	43,863	16,125	6,928	3,716	-	-	-	1,917	-	72,549
Investment banking	-	1,998	1,353	-	-	79,521	11,481	-	-	94,353
Brokerage	-	12,661	-	-	-	-	14,193	-	-	26,854
Others	192,682	-	57,942	37,109	-	-	1,009	6,781	3,097	298,620
Total revenue of contracts with customers	3,841,472	351,603	359,724	159,908	347,878	79,531	117,282	33,309	3,097	5,293,804

For the determination of the transaction price, the Bank assigns to each one of the services the amount which represents the value expected to be received as consideration for each independent commitment, which is based on the relative price of independent sale. The price that the Bank determines for each performance obligation is done by defining the cost of each service, related tax and associated risks to the operation and inherent to the transaction plus the margin expected to be received in each one of the services, taking as references the market prices and conditions, as well as the segmentation of the customer.

In the transactions evaluated in the contracts, changes in the price of the transaction are not identified.

Contract assets with customers

The Bank receives payments from customers based on the provision of the service, in accordance to that established in the contracts. When the Bank incurs costs for providing the service prior to the invoicing, and if these are directly related with a contract, they improve the resources of the entity and are expected to recuperate, these costs correspond to a contract asset. Currently, the Group does not have assets related to contracts with customers.

As a practical expedient, the Bank recognizes the incremental costs of obtaining a contract as an expense when the amortization period of the asset is one year or less.

Contract liabilities with customers

The contract liabilities constitute the obligation of the Bank to transfer the services to a customer, for which the Group has received a payment on the part of the final customer or if the amount is due before the execution of the contract. They also include deferred income related to services that shall be delivered or provided in the future, which will be invoiced to the customer in advance, but which are still not due.

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2023, 2022 and 2021:

	2023	2022	2021
	In millions of COP
Accounts receivable from contracts with customers(1)	259,516	192,029	182,672
Liabilities from contracts with customers(2)(3)(4)	60,128	56,856	55,025

(1) Allowances for receivables from customers are COP 21,591, COP 15,330 and COP 16,537 for the year 2023, 2022 and 2021, respectively.

(2) Contract liabilities are mainly related to commissions received from customers when the Bank issues financial guarantees. They are recognized as income during the term of the contract, according to the form and frequency of payment of the commissions. The weighted-average expected period for income recognition as of December 31, 2023 was 1.3 years, as of December 31, 2022, 1.6 years and as of December 31, 2021 was 1.3 years.

(3) During the years 2023 and 2022, income was recognized for COP 55,179 and COP 45,656 respectively from the liability of contracts with clients at the beginning of the period.

(4) See Note 20. Other liabilities.

The contract liabilities increased COP 3,272 in 2023 and COP 1,831 in 2022. The changes in contract liabilities are due to performance circumscribed in the contract.

Fees and Commissions Expenses

Fees and Commissions Expenses	2023	2022	2021
	In millions of COP
Banking services	1,483,701	1,242,590	798,729
Sales, collections and other services	851,784	708,803	619,715
Correspondent banking	504,227	406,567	307,308
Payments and collections	41,904	34,720	26,897
Others	215,664	197,486	108,034
Total expenses for commissions	3,097,280	2,590,166	1,860,683

25.4.        Other operating income

The following table sets forth the detail of other operating income net for the years ended December 31, 2023, 2022 and 2021:

Other operating income	2023	2022	2021
	In millions of COP
Leases and related services(1)	1,771,016	1,362,677	936,574
Net foreign exchange and Derivatives Foreign exchange contracts(2)	1,215,064	(373,045)	296,534
Investment property valuation(3)	197,526	236,617	67,762
Gains on sale of assets	170,910	171,482	227,445
Logistics services	136,118	165,738	140,451
Insurance(4)	86,330	92,294	54,833
Other reversals	67,617	64,467	56,381
Penalties for failure to contracts	13,855	6,833	15,680
Others	321,214	326,372	226,481
Total Other operating income	3,979,650	2,053,435	2,022,141

(1)Corresponds to operating leases for COP 833,244, COP 649,693 and COP 412,286, other related leasing services for COP 660,442, COP 541,436 and COP 375,275 (see Note 7.1 lessor), property leases for COP 228,325, COP 157,511 and COP 139,021 (see Note 11. Investment properties) and other assets for COP 49,005, COP 14,037, COP 9,992 for the years ended December 31, 2023, 2022 and 2021 respectively.

(2) Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.

(3) In 2022 increased in properties and variation in fair value due to improved market conditions at the reporting date.

(4)Corresponds to income from insurance operations of Seguros Agromercantil S.A., subsidiary domiciled in Guatemala. In 2023, it includes the effect of the adoption of IFRS 17 Insurance Contract. See Note 32. Impacts on the application of new standards.

25.5. Dividends and net income on equity investments

The following table sets forth the detail of dividends received, and share of profits of equity method investees for the years ended December 31, 2023, 2022 and 2021:

Dividends and net income on equity investments	2023	2022	2021
	In millions of COP
Dividends(1)	127,427	59,072	108,079
Equity method(2)	113,115	219,105	199,652
Equity investments and other financial instruments(3)	22,944	(672)	7,253
(Losses) Gains on sale of investments in associates(4)	-	(34,451)	9,896
Impairment of investments in associates and joint ventures(5)	(108,175)	(9,633)	(1,733)
Others(6)	54,874	2,433	5,197
Total dividends received, and share of profits of equity method investees	210,185	235,854	328,344
(1)	As of December 31, 2023, 2022 and 2021, includes dividends received from equity investments at fair value through profit or loss for COP 768, COP 6,209 and COP 40,188, the decrease is the result of lower dividends on the preferred share of Tuya S.A and investments derecognised for COP 341, COP 116 and COP 251, respectively, dividends from equity investments at fair value through OCI for COP 18,464, COP 16,842 and COP 12,665, respectively and investments derecognised for COP 3,231 in 2023. Additionally, includes returns received of the associate at fair value P.A. Viva Malls for COP 104,623, COP 35,905, and COP 50,208, respectively. For further information, see Note 8. Investments in associates and joint ventures.
(2)	Corresponds to income from equity method of investments in associates as of December 31, 2023, 2022 and 2021 for COP 230,704, COP 265,885 and COP 179,032 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP (117,589), COP (46,780) and COP 20,620, respectively. For further information, see Note 8. Investments in associates and joint ventures.
(3)	For 2023, the increase is explained by the effect of the exchange of shares from Bolsa de Valores de Colombia for shares of the Holding Bursátil Regional in Chile. The Holding Bursátil Regional was constituted as of the integration of the Colombia, Perú and Chile Stock Exchanges in November 2023. For more information see Note 5.1. Financial assets investments.
(4)	In December 2022, was registered the spin-off of Protección S.A. and the creation of the company Asulado Seguros de Vida S.A., of which the Bank sold its participation to SURA Asset Management S.A., to comply with the authorized investment regime, and a loss of COP (41,434) was recognized, see Note 8 Investments in associates and joint ventures. Additionally, as a result of the sale in 2019 of the investments in the associates Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., COP 6,983 was received as contingent payment. For 2021, COP 9,896 had been received.
(5)	Corresponds to the impairment of associates and joint ventures, for 2023 in Compañía de Financiamiento TUYA S.A. recognized in the Investment Banking segment for COP 106,574, Reintegra S.A.S. for COP 2,017 and recovery of impairment in Fondo de Capital Privado Ruta del Sol compartimento A for COP 416 for impairment recorded in 2022, both recognized in the segment Others. For 2022, the impairment corresponds to Reintegra S.A.S for COP 7,688, Fondo de Capital Privado Ruta del Sol compartimiento A for COP 6,514 and Viliv S.A.S. (in liquidation) for COP 463, recognized in Others segments, offset by the recovery of impairment of the associate Internacional Ejecutiva de Aviación S.A.S for COP 5,032, impairment recognized in 2021 in the Investment Banking segment. For further information, see Note 8. Investments in associates and joint ventures.
(6)	For 2023, corresponds to gains recognized in acquisitions of P.A. Calle 84 (2) and P.A. Calle 84 (3) for COP 31,117 and P.A. Nomad Central for COP 23,757 from a bargain purchase. In 2022, this income corresponded to P.A. Fai Calle 77. For 2022, corresponds to gains recognized in acquisition of P.A. FAI Calle 77 from a bargain purchase. In 2021, corresponds to gains recognized by the Bank as the difference between book value and fair value of Wompi S.A.S. (before Vlipco S.A.S.) previous to its acquisition date, the transaction was completed in November 2021. For further information, see Note 9.3. Business combination.